UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03904

Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2009

Date of reporting period: August 31, 2008

Item I. Reports to Stockholders.

          A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891	S E M I - A N N U A L R E P O R T
A u g u s t 3 1, 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.	The Value Line Tax Exempt Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	John W. Chandler
Frances T. Newton
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#542157

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

For the six months ended August 31, 2008, the total return of the Value Line Tax Exempt Fund was 5.98%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of 5.12%.(1)

Sectors with higher quality, like general obligation and essential service revenue bonds, were the top performing groups in the Lehman Brothers Municipal Bond Index. Bonds with municipal bond insurance underperformed the market when it was revealed that the insurance companies had also insured Collateralized Debt Obligations (CDOs) and other speculative mortgage bonds. This put their triple A ratings in jeopardy. As a result, all insured bonds declined in value during the past year, regardless of their underlying credit. The Value Line Tax Exempt Fund had 58 percent of its market value in insured municipal bonds, approximately half of those holdings are insured by companies that are still rated triple A. At the beginning of the period, 73% of the Fund’s portfolio consisted of bonds backed by municipal bond insurance.

In addition, the underlying credit ratings of all of the bonds in the Fund are investment grade. The rating agencies have defined investment grade bonds as those rated Baa or above by Moody’s or BBB or above by Standard & Poor’s. When the market begins to adjust its perception of insured municipal bonds, the Value Line Tax Exempt Fund is poised to perform well based on the underlying strength of the bonds in its portfolio. As of August 31, 2008, the Lehman Brothers Municipal Bond Index reported 12 percent of its market value was in insured bonds.

Going forward, the Fund will be trying to identify sectors that have suffered more price erosion than warranted and may offer buying opportunities. Two sectors that may offer solid price return potential are the transportation and electric sectors. The Fund may add to these sectors when market conditions warrant. Our goal remains to provide a maximum level of income exempt from Federal income taxes while avoiding undue risk to principal. Thank you for your investment with us.

Sincerely,

Mitchell Appel, President

October 16, 2008

(1)
The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The return for the Index does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

2

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to officially take hold, as the nation’s gross domestic product, rather than contracting, actually showed improvement in the initial two quarters of this year, with a fairly healthy 2.8% gain being tallied in the April-through-June period. However, this positive pattern does not seem to be continuing. In fact, we sense that GDP increased by no better than 1% in the third quarter. Worse still, it is likely that a combination of the recent turbulence in the financial sector, ongoing erosion in the housing market, rising unemployment, and slowing industrial activity may cause GDP to contract in the fourth quarter.

Moreover, we think the economy may fade further during next year’s opening period, thereby producing the nation’s first recession since 2001. We believe the severity of this downturn will be limited by the recent decline in oil prices. (Lower oil prices act as a stimulus by keeping more money in the hands of consumers.) Our expectation is that modest growth will return before midyear. We expect a stronger business expansion to evolve by 2010, with the help of a partial comeback in housing, falling unemployment, and increased confidence in the financial sector.

Meanwhile, inflation, which had moved up due to prior increases in oil, food, and commodity costs, may now start to moderate, thanks to the aforementioned drop in oil prices and the prospective downturn in the economy. Thereafter, absent a stronger long-term business upturn than we now forecast, inflation should be held in relative check through the early years of the next decade.

3

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 through August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/08	Ending account value 8/31/08	Expenses* paid during period 3/1/08 thru 8/31/08
Actual	$ 1,000.00	$ 1,059.79	$ 3.48
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.83	$ 3.41

*
Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

4

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2008 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Miamisburg Ohio City School District, School Facilities Construction and Improvement, General Obligation Unlimited, 5.00%, 12/1/36	$4,100,000	$4,075,113	4.4%
Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	$4,000,000	$4,001,720	4.4%
Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	$3,800,000	$3,985,934	4.4%
Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	$3,805,000	$3,916,334	4.3%
Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	$3,555,000	$3,632,819	4.0%
Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	$3,525,000	$3,619,329	4.0%
Texas State Public Finance Authority Revenue Bonds, Midwestern State University Financing System, FSA Insured, 5.25%, 12/1/34	$3,490,000	$3,539,488	3.9%
Detroit Michigan Water Supply System, Senior Lien, Revenue Bonds, Ser. B, BHAC FGIC Insured, 5.50%, 7/1/22	$3,025,000	$3,265,639	3.6%
Columbia South Carolina Certificates of Participation, Hospitality Fee Pledge, AMBAC Insured, 5.25%, 2/1/24	$3,000,000	$3,055,050	3.3%
County of Miami-Dade Florida, Water and Sewer Revenue, Revenue Bonds, FSA Insured, 5.00%, 10/1/24	$2,900,000	$2,942,195	3.2%

Asset Allocation — Percentage of Fund’s Net Assets

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 8/31/08

Aaa/AAA	32.6%
Aa1	2.2%
Aa2	9.0%
Aa3/AA-	26.2%
A1	2.3%
A2/A	24.3%
Short-Term Investments	0.4%
Total Investments	97.0%
Cash and other assets in excess of liabilities	3.0%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.

 5

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	August 31, 2008

Principal Amount		Rating (unaudited)	Value
LONG-TERM MUNICIPAL SECURITIES (96.6%)

	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
$300,000	4.25%, 3/1/15	A*	$300,585
500,000	4.30%, 3/1/16	A*	497,465
300,000	4.35%, 3/1/17	A*	296,097
			1,094,147

	CALIFORNIA (14.9%)
2,580,000	Alameda County California Joint Powers Authority Lease Revenue, Revenue Bonds, FSA Insured, 5.00%, 12/1/22	Aaa	2,704,485
1,450,000	California Housing Finance Agency Revenue, Revenue Bonds, AMT, Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa2	1,307,103
845,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21(1)	A2	434,769
3,525,000	Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	Aaa	3,619,329
	Sacramento City Financing Authority, Revenue Bonds, Capital Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
70,000	5.00%, 12/1/22	Aa3	72,094
120,000	5.00%, 12/1/23	Aa3	123,010
1,725,000	San Francisco California Bay Area Rapid Transit District, Sales Tax Revenue, Revenue Bonds, Ser. A, MBIA Insured, 5.00%, 7/1/34	Aa3	1,730,330
3,555,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa3	3,632,819
			13,623,939

	CONNECTICUT (1.8%)
1,950,000	Connecticut State Housing Finance Authority, AMT, Housing Mortgage Finance, Revenue Bonds, Ser. F, AMBAC Insured, 4.90%,11/15/35	Aaa	1,691,976

	DISTRICT OF COLUMBIA (2.0%)
1,750,000	Metropolitan Washington District of Columbia Airport Authority Systems, Revenue Bonds, AMT, Ser. A, MBIA Insured, 5.50%, 10/1/16	Aa3	1,805,055

See Notes to Financial Statements.
6

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
	FLORIDA (6.7%)
$945,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2	$960,470
2,900,000	County of Miami-Dade Florida, Water and Sewer Revenue, Revenue Bonds, FSA Insured, 5.00%, 10/1/24	Aaa	2,942,195
595,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa3	610,785
	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Revenue Bonds, FGIC Insured:
605,000	5.75%, 10/1/17	A2	615,346
390,000	5.75%, 10/1/20	A2	392,258
565,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A2	579,187
			6,100,241

	ILLINOIS (7.2%)
370,000	Chicago Illinois O’Hare International Airport Revenue, Second Lien Passenger Facility, Ser. A, Revenue Bonds, AMBAC Insured, 5.38%, 1/1/32	A1	350,675
2,000,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aa2	2,306,920
3,805,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2	3,916,334
			6,573,929

	INDIANA (10.0%)
	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured:
1,855,000	5.00%, 7/15/21	A2	1,935,451
2,270,000	5.00%, 7/15/23	A2	2,348,610
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
410,000	5.00%, 7/15/22	A2	420,041
2,540,000	5.00%, 7/15/23	A2	2,593,188
1,575,000	Office Building Commission, Capital Complex, Revenue Bonds, Ser. B, MBIA Insured, 7.40%, 7/1/15	Aa2	1,884,488
			9,181,778

	IOWA (1.1%)
1,000,000	Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23	Aa2	964,230

See Notes to Financial Statements.
7

The Value Line Tax Exempt Fund, Inc.

August 31, 2008

Principal Amount		Rating (unaudited)	Value
	MASSACHUSETTS (1.9%)
$1,900,000	Massachusetts State Housing Finance Agency, Housing Revenue Bonds, AMT, Single Family, Ser. 120, 4.90%, 12/1/25	Aa2	$1,734,282

	MICHIGAN (10.9%)
3,800,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aaa	3,985,934
	Detroit Michigan Water Supply System, Senior Lien, Revenue Bonds, Ser. B, BHAC FGIC Insured:
1,000,000	5.50%, 7/1/21	Aaa	1,085,770
3,025,000	5.50%, 7/1/22	Aaa	3,265,639
175,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	A2	178,272
1,545,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	A2	1,481,176
			9,996,791

	NEVADA (2.2%)
2,000,000	Clark County Nevada Improvement District, Special Location Improvement District No. 112, 5.00%, 8/1/34	Aa1	1,991,280

	NEW JERSEY (2.3%)
1,950,000	New Jersey State Transportation Trust Fund Authority, Revenue Bond, Transportation System, Ser. B, FGIC Insured, 5.50%, 12/15/20	A1	2,140,203

	NEW YORK (2.8%)
1,525,000	New York State Dormitory Authority, University of Rochester, Revenue Bonds, Ser. A-2, MBIA-IBC Insured, 4.65%, 7/1/39	A2	1,260,534
1,205,000	New York State Dormitory Authority, Revenue Bonds, Secondary Issues, Mental Health Services Facilities, FSA-CR FGIC Insured, 5.00%, 8/15/17	Aaa	1,285,217
			2,545,751

	NORTH DAKOTA (4.4%)
4,000,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	A2	4,001,720

	OHIO (4.5%)
45,000	Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2, 5.50%, 9/1/22	Aaa	45,947
4,100,000	Miamisburg Ohio City School District, School Facilities Construction and Improvement, General Obligation Unlimited, 5.00%, 12/1/36	Aa3	4,075,113
			4,121,060

See Notes to Financial Statements.
8

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
	PENNSYLVANIA (2.6%)
$1,000,000	Pennsylvania State Turnpike Commission, Revenue Bonds, Ser. R, AMBAC Insured, 5.00%, 12/1/30	Aa3	$999,920
1,400,000	Philadelphia Airport Revenue Bonds, Refunding, AMT, Ser. B, FSA Insured, 5.00%, 6/15/16	Aaa	1,416,744
			2,416,664

	PUERTO RICO (2.6%)
17,710,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43(1)	Baa3	2,354,013

	SOUTH CAROLINA (3.3%)
3,000,000	Columbia South Carolina Certificates of Participation, Hospitality Fee Pledge, AMBAC Insured, 5.25%, 2/1/24	Aa3	3,055,050

	TENNESSEE (0.1%)
90,000	Housing Development Agency, AMT, Homeownership, Revenue Bonds, Remarketing, 5.00%, 7/1/17	Aa2	92,210

	TEXAS (11.2%)
200,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Northline Mall Campus Project, AMBAC Insured, 5.00%, 4/15/20	Aa3	210,982
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. A, AMBAC Insured:
500,000	5.00%, 8/1/16	Aa3	523,665
120,000	5.00%, 8/1/18	Aa3	123,977
1,015,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. B, AMBAC Insured, 5.00%, 8/1/21	Aa3	1,025,201
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, Ser. C, AMBAC Insured, 5.00%, 8/1/15	Aa3	523,665
9,345,000	Leander Texas Independent School District, Capital Appreciation, Refunding, General Obligation Unlimited, FGIC Insured, 0.00%, 8/15/29(1)	AA- *	2,796,117
1,000,000	North Forest Independent School District, General Obligation Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21	Aaa	1,048,400
500,000	Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project, FSA Insured, 5.00%, 7/15/25	Aaa	508,115
3,490,000	Texas State Public Finance Authority Revenue Bonds, Midwestern State University Financing System, FSA Insured, 5.25%, 12/1/34	Aaa	3,539,488
			10,299,610

See Notes to Financial Statements.
9

The Value Line Tax Exempt Fund, Inc.

August 31, 2008

Principal Amount		Rating (unaudited)	Value
	VIRGINIA (0.6%)
$500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	$528,760

	WISCONSIN (2.3%)
2,050,000	Wisconsin Public Power, Inc. Systems Power Supply Revenue Bonds, Ser. A, AMBAC Insured, 5.00%, 7/1/18	Aaa	2,153,341
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $90,119,885)		88,466,030

SHORT-TERM MUNICIPAL SECURITIES (0.4%)

	WYOMING (0.4%)
400,000	Lincoln County Wyoming Pollution Control, Revenue Bonds, Exxon Project, 2.00%, 9/2/08(2)	P-1	400,000
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $400,000)		400,000
	TOTAL MUNICIPAL SECURITIES (97.0%) (Cost $90,519,885)		88,866,030
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES(3.0%)		2,748,481
	NET ASSETS (100.0%)		$91,614,511
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($91,614,511 ÷ 9,481,620 shares outstanding)		$9.66

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.

(1)	Zero coupon bond.

(2)
Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2008.

See Notes to Financial Statements.
10

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2008 (unaudited)

Assets:
Investment securities, at value
(Cost — $90,519,885)	$88,866,030
Cash	6,279,463
Interest receivable	732,825
Receivable for securities sold	503,250
Prepaid expenses	11,036
Receivable for capital shares sold	875
Total Assets	96,393,479

Liabilities:
Payable for securities purchased	4,595,706
Dividends payable to shareholders	77,886
Payable for capital shares repurchased	11,096
Accrued expenses:
Advisory fee	40,027
Directors’ fees and expenses	2,552
Other	51,701
Total Liabilities.	4,778,968
Net Assets	$91,614,511

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 9,481,620 shares)	$94,816
Additional paid-in capital	96,964,132
Distributions in excess of net investment income	(26,195)
Accumulated net realized loss on investments	(3,764,387)
Net unrealized depreciation on investments	(1,653,855)
Net Assets	$91,614,511

Net Asset Value, Offering and Redemption Price per Outstanding Share ($91,614,511 ÷ 9,481,620 shares outstanding)	$9.66

Statement of Operations
for the Six Months Ended August 31, 2008 (unaudited)

Investment Income:
Interest	$2,065,968
Expenses:
Advisory fee	233,014
Service and distribution plan fees	116,507
Custodian fees	36,465
Transfer agent fees	18,882
Printing and postage	17,324
Registration and filing fees	14,333
Professional fees	8,853
Insurance	3,579
Directors’ fees and expenses	3,575
Other	5,085
Total Expenses Before Custody
Credits and Fees Waived	457,617
Less: Service and Distribution Plan
Fees Waived	(116,507)
Less: Custody Credits	(29,245)
Net Expenses	311,865

Net Investment Income	1,754,103

Net Realized and Unrealized Gain/(Loss)
on Investments:
Net Realized Loss	(1,839,421)
Change in Net Unrealized Appreciation/(Depreciation)	5,495,954

Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	3,656,533

Net Increase in Net Assets from Operations	$5,410,636

See Notes to Financial Statements.
11

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2008 (unaudited) and for the Year Ended February 29, 2008

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 29, 2008
Operations:
Net investment income	$1,754,103	$3,899,561
Net realized loss on investments	(1,839,421)	(1,865,668)
Change in net unrealized appreciation/(depreciation)	5,495,954	(10,083,925)
Net increase/(decrease) in net assets from operations	5,410,636	(8,050,032)

Distributions to Shareholders:
Net investment income	(1,757,196)	(3,899,521)
Net realized gain from investment transactions	—	(577,113)
Total Distributions	(1,757,196)	(4,476,634)

Capital Share Transactions:
Proceeds from sale of shares	700,375	1,097,660
Proceeds from reinvestment of dividends and distributions
to shareholders	1,271,964	3,261,127
Cost of shares repurchased	(3,763,749)	(11,582,427)
Net decrease in net assets from capital share transactions	(1,791,410)	(7,223,640)

Total Increase/(Decrease) in Net Assets	1,862,030	(19,750,306)

Net Assets:
Beginning of period	89,752,481	109,502,787
End of period	$91,614,511	$89,752,481
Distributions in excess of net investment income, at end of period	$(26,195)	$(23,102)

See Notes to Financial Statements.
12

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)	August 31, 2008

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

13

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$—	—
Level 2 - Other Significant Observable Inputs	88,866,030	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$88,866,030	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 8/31/08, there were no Level 1 or 3 investments.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 29, 2008
Shares sold	72,225	107,081
Shares issued to shareholders in reinvestment of distributions	131,253	322,181
Shares repurchased	(387,232)	(1,133,001)
Net decrease	(183,754)	(703,739)
Dividends per share from net investment income	$0.1846	$0.3912
Dividends per share from net realized gains	$—	$0.0590

14

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)	August 31, 2008

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended August 31, 2008 (unaudited)
Purchases:
Long-term Obligations	$135,829,687
Maturities or Sales:
Long-term Obligations	$133,437,062

4. Income Taxes (unaudited)

At August 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$90,519,885
Gross tax unrealized appreciation	$500,808
Gross tax unrealized depreciation	(2,154,663)
Net tax unrealized depreciation on investments	$(1,653,855)

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $233,014 was paid or payable to Value Line, Inc. or EULAV (the “Adviser”) for the six months ended August 31, 2008. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionally based upon the Funds’ respective net assets. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of Value Line, Inc. (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $116,507, before fee waiver, were accrued under the Plan for the six months ended August 31, 2008. Effective July 1, 2007 and 2008, the Distributor contractually agreed to waive the 12b-1 fee under the plan for one year periods. For the six months ended August 31, 2008, the fees waived amounted to $116,507. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2008, the Fund’s expenses were reduced by $29,245 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line, Inc. and/or affiliated companies are also officers and a director of the Fund. At August 31, 2008, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 68,939 shares of the Fund representing less than 1% of the outstanding shares. In addition, the officers and director of the Fund as a group owned 296 shares, representing less than 1% of the outstanding shares.

15

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

6. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line Inc. (“VLI”) that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of VLI, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. VLI intends to seek to settle this matter with the SEC. Although management of VLI cannot determine the outcome of this matter, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

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The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	National Bond Portfolio
	Six Months Ended August 31, 2008 (unaudited)
			Years Ended on Last Day of February,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.29		$10.56	$10.56	$10.66	$11.03	$10.84
Income from investment operations:
Net investment income	0.18		0.39	0.40	0.37	0.37	0.38
Net gains or (losses) on securities (both realized and unrealized)	0.37		(1.21)	0.09	(0.04)	(0.26)	0.19
Total from investment operations	0.55		(0.82)	0.49	0.33	0.11	0.57

Less distributions:
Dividends from net investment income	(0.18)		(0.39)	(0.40)	(0.37)	(0.37)	(0.38)
Distributions from net realized gains	—		(0.06)	(0.09)	(0.06)	(0.11)	— (3)

Total distributions	(0.18)		(0.45)	(0.49)	(0.43)	(0.48)	(0.38)

Net asset value, end of period	$9.66		$9.29	$10.56	$10.56	$10.66	$11.03

Total return	5.98	%(4)	(8.03)%	4.73%	3.22%	1.14%	5.36%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$91,615		$89,752	$109,503	$117,478	$126,479	$149,640
Ratio of expenses to average net assets(1)	0.98	%(5)	0.93%	0.93%	0.97%	0.97%	0.94%
Ratio of expenses to average net assets(2)	0.67	%(5)	0.65%	0.67%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	3.76	%(5)	3.83%	3.79%	3.51%	3.48%	3.50%
Portfolio turnover rate	152	%(4)	213%	283%	149%	93%	166%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor would have been 0.92% (annualized), 0.90%, 0.92%, 0.96%, 0.97%, and 0.94%, respectively, for the six months ended August 31, 2008 and for the years ended February 29, 2008, February 28, 2007, February 28, 2006, February 28, 2005 and February 29, 2004.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(3)	Represents $0.0005.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.
17

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Tax Exempt Fund – The National Bond Portfolio (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Value Line Tax Exempt Fund – The National Bond Portfolio (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional general municipal debt funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage; and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other general municipal debt funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load general municipal funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper General Muni Debt Index (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding:

1          On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

18

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Tax Exempt Fund – The National Bond Portfolio (unaudited)

(a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2007 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was slightly higher than that of both the Expense Group average and the Expense Universe average, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective February 10, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, previously agreed with the Board to waive all of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. In addition, Value Line Securities, Inc. and the Board previously agreed that Value Line Securities, Inc. would contractually waive all of the Fund’s Rule 12b-1 fee for a one-year period ended June 30, 2008 so that such waiver could not be changed without the Board’s approval during such period, and Value Line Securities, Inc. and the Board agreed to extend this contractual Rule 12b-1 fee waiver through June 30, 2009. As a result of this contractual Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

19

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Tax Exempt Fund – The National Bond Portfolio (unaudited)

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion. The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

20

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1992–2004) Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired; Customer Support Analyst, Duke Power Company until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985 – 1994) Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

21

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1984	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, 2001–2004.	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Associate Director of Mutual Fund Accounting at Value Line until August 2008; Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his positions with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

22

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

23

The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

24

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	October 30,2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: October 30, 2008